Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2020:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$84,599	$84,599	$84,599	$—	$—	$—
Short-term debt (note 13)	23,445	23,445	23,445	—	—	—
Term loan facilities (note 14(a))	53,731	56,445	16,014	24,866	12,860	2,705
Convertible debt (note 14(b))	4,362	5,836	324	5,512	—	—
Other bank financing (note 14(d))	1,325	1,325	774	551	—	—
Capital lease obligations (note 14(e))	2,535	2,610	870	1,152	588	—
Long-term royalty payable (note 15)	16,042	21,661	7,451	7,452	3,907	2,851
Operating lease commitments (note 12)	27,962	32,468	4,476	7,469	4,604	15,919
	$214,001	$228,389	$137,953	$47,002	$21,959	$21,475